INCOME TAXES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Income Taxes Tables Abstract
Income (loss) before income taxes

	Six months ended June 30,
	2019	2018
Expected tax at 21%	$(369,992)	$(163,413)
Nondeductible stock-based compensation	162,897	-
Nondeductible expense (nontaxable income) from derivative liability	-	(85,228)
Nondeductible amortization of debt discount	-	21,359
Increase (decrease) in valuation allowance	207,095	227,282

Income tax provision	$-	$-

	Year ended December 31, 2018	Year ended December 31, 2017

Expected tax at 21% and 35%	$(1,018,630)	$1,485,009

Nondeductible expense (nontaxable income) from derivative liability	232,463	(2,600,493)

Nondeductible amortization of debt discount	22,648	-
Nondeductible loss on conversion of debt	282,221	1,112,304
Remeasurement of deferred income tax assets from 35% to 21% (a)	-	2,184,740

Increase (decrease) in valuation allowance	481,298	(2,181,560)

Income tax provision	$-	$-

Deferred income tax assets
	June 30, 2019	December 31, 2018

Net operating loss carry forward	$3,965,503	$3,758,408

Less valuation allowance	(3,965,503)	(3,758,408)

Deferred income tax assets - net	$-	$-

	December 31, 2018	December 31, 2017

Net operating loss carryforward	$3,758,408	$3,277,110

Less valuation allowance	(3,758,408)	(3,277,110)

Deferred income tax assets - net	$-	$-